Average Annual Total Returns - Class I2 - Transamerica Floating Rate	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.91%	4.19%	3.51%	Oct. 31, 2013	0.10%	2.22%	1.66%	1.08%	2.34%	1.85%	2.78%	5.19%	3.98%